Other Liabilities and Accrued Expenses (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities and Accrued Expenses
Deferred ceding commission		$ 22.4	$ 0.0
Ceded premium payable	$ 24.8	13.0	3.9
Accrued advertising costs	9.9	6.8	7.9
Employee compensation payable	4.2	3.7	1.0
Premium taxes payable	4.3	3.2	2.6
Accrued professional fees	2.7	2.6	2.8
Income tax payable	3.9	0.3	0.5
VAT payable	0.2	0.2	0.4
Other payables	3.0	1.9	0.6
Total other liabilities and accrued expenses	$ 35.5	$ 18.7	$ 19.7